Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per common stock:

	Six Months Ended December 31, 2020	Six Months Ended December 31, 2019
Numerator:
Net loss	$(2,018,412)	$(2,383,214)
Denominator:
Weighted-average common shares outstanding for basic and diluted net loss per share	$7,046,514	$6,863,914
Basic and diluted net loss per share	$(0.29)	$(0.35)

The following table presents the computation of basic and diluted net loss per common stock:

	Year Ended June 30, 2020	Year Ended June 30, 2019
Numerator:
Net loss attributable to common stockholders	$(4,993,350)	$(5,576,377)
Denominator:
Weighted-average common shares outstanding for basic and diluted net loss per share	$6,923,506	6,477,273
Basic and diluted net loss per share	$(0.72)	$(0.86)

Schedule of Potentially Dilutive Securities

Potentially dilutive securities that were not included in the calculation of diluted net loss per share attributable to common stockholders because their effect would be anti-dilutive are as follows (in common equivalent shares):

	At December 31, 2020	At December 31, 2019
Stock Options	4,168,162	3,715,241
Convertible Note	281,667	245,556
Total	4,449,829	3,960,797

Potentially dilutive securities that were not included in the calculation of diluted net loss per share attributable to common stockholders because their effect would be anti-dilutive are as follows (in common equivalent shares):

	At June 30, 2020	At June 30, 2019
Stock Options	4,092,593	3,408,452
Convertible Note	296,111	-
Total	4,388,704	3,408,452